Property and Equipment - Summary of Property and Equipment (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 852,784	$ 2,155,827	$ 1,185,518
Accumulated depreciation	(136,656)	(649,745)	(295,583)
Property and equipment, net	716,128	1,506,082	889,935
Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	90,861	402,675	222,222
Furniture and Fixtures
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost	$ 761,923	1,007,699	341,769
Leasehold Improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Total cost		$ 745,453	$ 621,527